Note 4 - Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Property, Plant and Equipment (Details) [Line Items]
Depreciation	$ 19.3
Successor [Member]
Note 4 - Property, Plant and Equipment (Details) [Line Items]
Depreciation		3.9
Predecessor [Member]
Note 4 - Property, Plant and Equipment (Details) [Line Items]
Depreciation		$ 10.5	$ 15.1